JPMorgan Equity Index Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc. *	16	8,577
Boeing Co. (The) *	169	28,796
GE Aerospace	242	48,355
General Dynamics Corp.	57	15,569
Howmet Aerospace, Inc.	91	11,827
Huntington Ingalls Industries, Inc.	9	1,797
L3Harris Technologies, Inc.	42	8,873
Lockheed Martin Corp.	47	21,065
Northrop Grumman Corp.	31	15,682
RTX Corp.	300	39,719
Textron, Inc.	41	2,969
TransDigm Group, Inc.	13	17,464
		220,693
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	27	2,736
Expeditors International of Washington, Inc.	31	3,789
FedEx Corp.	50	12,159
United Parcel Service, Inc., Class B	165	18,108
		36,792
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	52	3,073
Automobiles — 1.7%
Ford Motor Co.	876	8,788
General Motors Co.	224	10,534
Tesla, Inc. *	630	163,246
		182,568
Banks — 3.5%
Bank of America Corp.	1,491	62,197
Citigroup, Inc.	423	29,995
Citizens Financial Group, Inc.	99	4,032
Fifth Third Bancorp	151	5,911
Huntington Bancshares, Inc.	327	4,912
JPMorgan Chase & Co. (a)	629	154,390
KeyCorp	224	3,585
M&T Bank Corp.	37	6,676
PNC Financial Services Group, Inc. (The)	89	15,665
Regions Financial Corp.	205	4,446
Truist Financial Corp.	296	12,189
US Bancorp	351	14,826
Wells Fargo & Co.	740	53,148
		371,972
Beverages — 1.3%
Brown-Forman Corp., Class B	41	1,391
Coca-Cola Co. (The)	871	62,419
Constellation Brands, Inc., Class A	35	6,420

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Beverages — continued
Keurig Dr Pepper, Inc.	269	9,197
Molson Coors Beverage Co., Class B	39	2,359
Monster Beverage Corp. *	157	9,224
PepsiCo, Inc.	309	46,289
		137,299
Biotechnology — 1.9%
AbbVie, Inc.	397	83,258
Amgen, Inc.	121	37,674
Biogen, Inc. *	33	4,509
Gilead Sciences, Inc.	281	31,433
Incyte Corp. *	36	2,189
Moderna, Inc. *	76	2,161
Regeneron Pharmaceuticals, Inc.	24	15,020
Vertex Pharmaceuticals, Inc. *	58	28,024
		204,268
Broadline Retail — 3.8%
Amazon.com, Inc. *	2,123	403,942
eBay, Inc.	108	7,303
		411,245
Building Products — 0.5%
A O Smith Corp.	27	1,737
Allegion plc	19	2,553
Builders FirstSource, Inc. *	26	3,237
Carrier Global Corp.	182	11,525
Johnson Controls International plc	149	11,904
Lennox International, Inc.	7	4,042
Masco Corp.	48	3,318
Trane Technologies plc	50	17,010
		55,326
Capital Markets — 3.2%
Ameriprise Financial, Inc.	22	10,483
Bank of New York Mellon Corp. (The)	162	13,549
Blackrock, Inc.	33	31,017
Blackstone, Inc.	165	23,029
Cboe Global Markets, Inc.	24	5,332
Charles Schwab Corp. (The)	384	30,027
CME Group, Inc.	81	21,519
FactSet Research Systems, Inc.	9	3,892
Franklin Resources, Inc.	70	1,343
Goldman Sachs Group, Inc. (The)	70	38,371
Intercontinental Exchange, Inc.	129	22,310
Invesco Ltd.	101	1,530
KKR & Co., Inc.	152	17,567
MarketAxess Holdings, Inc.	8	1,836
Moody's Corp.	35	16,227

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Morgan Stanley	278	32,497
MSCI, Inc.	17	9,884
Nasdaq, Inc.	93	7,067
Northern Trust Corp.	44	4,352
Raymond James Financial, Inc.	41	5,766
S&P Global, Inc.	71	36,027
State Street Corp.	65	5,814
T. Rowe Price Group, Inc.	50	4,604
		344,043
Chemicals — 1.3%
Air Products and Chemicals, Inc.	50	14,769
Albemarle Corp.	27	1,906
CF Industries Holdings, Inc.	39	3,061
Corteva, Inc.	154	9,711
Dow, Inc.	158	5,532
DuPont de Nemours, Inc.	94	7,028
Eastman Chemical Co.	26	2,284
Ecolab, Inc.	57	14,382
International Flavors & Fragrances, Inc.	58	4,467
Linde plc	107	49,908
LyondellBasell Industries NV, Class A	58	4,108
Mosaic Co. (The)	72	1,931
PPG Industries, Inc.	52	5,711
Sherwin-Williams Co. (The)	52	18,212
		143,010
Commercial Services & Supplies — 0.6%
Cintas Corp.	77	15,869
Copart, Inc. *	197	11,169
Republic Services, Inc.	46	11,064
Rollins, Inc.	63	3,416
Veralto Corp.	56	5,425
Waste Management, Inc.	82	19,034
		65,977
Communications Equipment — 0.9%
Arista Networks, Inc. *	232	18,016
Cisco Systems, Inc.	896	55,323
F5, Inc. *	13	3,455
Juniper Networks, Inc.	75	2,697
Motorola Solutions, Inc.	38	16,470
		95,961
Construction & Engineering — 0.1%
Quanta Services, Inc.	33	8,446

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	14	6,578
Vulcan Materials Co.	29	6,935
		13,513
Consumer Finance — 0.6%
American Express Co.	125	33,612
Capital One Financial Corp.	86	15,385
Discover Financial Services	56	9,644
Synchrony Financial	88	4,633
		63,274
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	100	94,502
Dollar General Corp.	50	4,353
Dollar Tree, Inc. *	46	3,416
Kroger Co. (The)	150	10,143
Sysco Corp.	110	8,264
Target Corp.	103	10,764
Walgreens Boots Alliance, Inc.	161	1,803
Walmart, Inc.	976	85,725
		218,970
Containers & Packaging — 0.2%
Amcor plc	326	3,156
Avery Dennison Corp.	18	3,219
Ball Corp.	67	3,498
International Paper Co.	119	6,332
Packaging Corp. of America	20	3,974
Smurfit WestRock plc	111	5,015
		25,194
Distributors — 0.1%
Genuine Parts Co.	31	3,729
LKQ Corp.	58	2,489
Pool Corp.	9	2,727
		8,945
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	1,616	45,694
Verizon Communications, Inc.	947	42,983
		88,677
Electric Utilities — 1.6%
Alliant Energy Corp.	58	3,717
American Electric Power Co., Inc.	120	13,115
Constellation Energy Corp.	70	14,199
Duke Energy Corp.	175	21,305
Edison International	87	5,135
Entergy Corp.	96	8,252
Evergy, Inc.	52	3,569

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Eversource Energy	83	5,128
Exelon Corp.	226	10,426
FirstEnergy Corp.	115	4,667
NextEra Energy, Inc.	463	32,814
NRG Energy, Inc.	46	4,353
PG&E Corp.	479	8,237
Pinnacle West Capital Corp.	26	2,438
PPL Corp.	166	6,001
Southern Co. (The)	247	22,678
Xcel Energy, Inc.	129	9,150
		175,184
Electrical Equipment — 0.7%
AMETEK, Inc.	52	8,963
Eaton Corp. plc	89	24,182
Emerson Electric Co.	127	13,917
GE Vernova, Inc.	62	18,959
Generac Holdings, Inc. *	13	1,699
Hubbell, Inc.	12	3,997
Rockwell Automation, Inc.	26	6,576
		78,293
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	273	17,881
CDW Corp.	30	4,807
Corning, Inc.	173	7,944
Jabil, Inc.	25	3,355
Keysight Technologies, Inc. *	39	5,829
TE Connectivity plc (Switzerland)	67	9,491
Teledyne Technologies, Inc. *	10	5,221
Trimble, Inc. *	55	3,632
Zebra Technologies Corp., Class A *	12	3,268
		61,428
Energy Equipment & Services — 0.3%
Baker Hughes Co.	223	9,795
Halliburton Co.	196	4,957
Schlumberger NV	315	13,181
		27,933
Entertainment — 1.5%
Electronic Arts, Inc.	53	7,715
Live Nation Entertainment, Inc. *	35	4,609
Netflix, Inc. *	96	89,791
Take-Two Interactive Software, Inc. *	37	7,657
TKO Group Holdings, Inc.	15	2,290
Walt Disney Co. (The)	407	40,164
Warner Bros Discovery, Inc. *	503	5,392
		157,618

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 5.0%
Apollo Global Management, Inc.	101	13,778
Berkshire Hathaway, Inc., Class B *	412	219,738
Corpay, Inc. *	16	5,472
Fidelity National Information Services, Inc.	119	8,904
Fiserv, Inc. *	128	28,280
Global Payments, Inc.	56	5,458
Jack Henry & Associates, Inc.	16	2,996
Mastercard, Inc., Class A	183	100,481
PayPal Holdings, Inc. *	223	14,530
Visa, Inc., Class A	388	135,951
		535,588
Food Products — 0.7%
Archer-Daniels-Midland Co.	108	5,171
Bunge Global SA	30	2,296
Conagra Brands, Inc.	108	2,865
General Mills, Inc.	124	7,419
Hershey Co. (The)	33	5,688
Hormel Foods Corp.	66	2,027
J M Smucker Co. (The)	24	2,836
Kellanova	61	4,992
Kraft Heinz Co. (The)	196	5,975
Lamb Weston Holdings, Inc.	32	1,711
McCormick & Co., Inc. (Non-Voting)	57	4,679
Mondelez International, Inc., Class A	291	19,756
The Campbell's Co.	44	1,768
Tyson Foods, Inc., Class A	64	4,111
		71,294
Gas Utilities — 0.1%
Atmos Energy Corp.	36	5,523
Ground Transportation — 0.9%
CSX Corp.	434	12,775
JB Hunt Transport Services, Inc.	18	2,646
Norfolk Southern Corp.	51	12,072
Old Dominion Freight Line, Inc.	42	6,997
Uber Technologies, Inc. *	470	34,261
Union Pacific Corp.	136	32,134
		100,885
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	390	51,789
Align Technology, Inc. *	16	2,509
Baxter International, Inc.	115	3,934
Becton Dickinson & Co.	65	14,805
Boston Scientific Corp. *	332	33,467
Cooper Cos., Inc. (The) *	45	3,789
Dexcom, Inc. *	88	6,006

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Edwards Lifesciences Corp. *	133	9,623
GE HealthCare Technologies, Inc.	103	8,308
Hologic, Inc. *	50	3,120
IDEXX Laboratories, Inc. *	18	7,741
Insulet Corp. *	16	4,146
Intuitive Surgical, Inc. *	80	39,761
Medtronic plc	289	25,937
ResMed, Inc.	33	7,400
Solventum Corp. *	31	2,366
STERIS plc	22	5,013
Stryker Corp.	77	28,776
Zimmer Biomet Holdings, Inc.	45	5,072
		263,562
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	54	7,491
Cencora, Inc.	39	10,804
Centene Corp. *	112	6,777
Cigna Group (The)	62	20,276
CVS Health Corp.	284	19,228
DaVita, Inc. *	10	1,515
Elevance Health, Inc.	52	22,707
HCA Healthcare, Inc.	40	13,908
Henry Schein, Inc. *	28	1,922
Humana, Inc.	27	7,186
Labcorp Holdings, Inc.	19	4,369
McKesson Corp.	28	18,985
Molina Healthcare, Inc. *	13	4,115
Quest Diagnostics, Inc.	25	4,228
UnitedHealth Group, Inc.	207	108,496
Universal Health Services, Inc., Class B	13	2,483
		254,490
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	35	3,208
Healthpeak Properties, Inc.	158	3,184
Ventas, Inc.	98	6,766
Welltower, Inc.	137	21,011
		34,169
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	157	2,236
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	97	11,640
Booking Holdings, Inc.	8	34,322
Caesars Entertainment, Inc. *	48	1,196
Carnival Corp. *	236	4,606
Chipotle Mexican Grill, Inc. *	305	15,318

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Darden Restaurants, Inc.	26	5,478
Domino's Pizza, Inc.	8	3,571
DoorDash, Inc., Class A *	76	13,957
Expedia Group, Inc.	28	4,667
Hilton Worldwide Holdings, Inc.	54	12,324
Las Vegas Sands Corp.	77	2,988
Marriott International, Inc., Class A	52	12,269
McDonald's Corp.	161	50,388
MGM Resorts International *	50	1,493
Norwegian Cruise Line Holdings Ltd. *	99	1,877
Royal Caribbean Cruises Ltd.	56	11,450
Starbucks Corp.	256	25,080
Wynn Resorts Ltd.	20	1,684
Yum! Brands, Inc.	63	9,885
		224,193
Household Durables — 0.3%
DR Horton, Inc.	64	8,116
Garmin Ltd.	35	7,508
Lennar Corp., Class A	52	6,033
Mohawk Industries, Inc. *	12	1,347
NVR, Inc. *	1	4,875
PulteGroup, Inc.	45	4,685
		32,564
Household Products — 1.2%
Church & Dwight Co., Inc.	55	6,095
Clorox Co. (The)	28	4,083
Colgate-Palmolive Co.	183	17,117
Kimberly-Clark Corp.	74	10,618
Procter & Gamble Co. (The)	528	89,951
		127,864
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	160	1,988
Vistra Corp.	77	8,994
		10,982
Industrial Conglomerates — 0.5%
3M Co.	122	17,947
Honeywell International, Inc.	147	30,994
		48,941
Industrial REITs — 0.2%
Prologis, Inc.	209	23,323
Insurance — 2.4%
Aflac, Inc.	111	12,388
Allstate Corp. (The)	60	12,352
American International Group, Inc.	134	11,611

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Aon plc, Class A	49	19,428
Arch Capital Group Ltd.	84	8,116
Arthur J Gallagher & Co.	57	19,767
Assurant, Inc.	11	2,422
Brown & Brown, Inc.	53	6,646
Chubb Ltd.	84	25,332
Cincinnati Financial Corp.	35	5,201
Erie Indemnity Co., Class A	6	2,353
Everest Group Ltd.	10	3,515
Globe Life, Inc.	19	2,489
Hartford Insurance Group, Inc. (The)	65	8,010
Loews Corp.	40	3,655
Marsh & McLennan Cos., Inc.	111	26,978
MetLife, Inc.	130	10,463
Principal Financial Group, Inc.	47	3,996
Progressive Corp. (The)	132	37,319
Prudential Financial, Inc.	80	8,899
Travelers Cos., Inc. (The)	51	13,497
Willis Towers Watson plc	22	7,592
WR Berkley Corp.	68	4,809
		256,838
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	1,313	203,041
Alphabet, Inc., Class C	1,064	166,249
Match Group, Inc.	57	1,763
Meta Platforms, Inc., Class A	493	284,110
		655,163
IT Services — 1.2%
Accenture plc, Class A (Ireland)	141	43,933
Akamai Technologies, Inc. *	34	2,722
Cognizant Technology Solutions Corp., Class A	111	8,517
EPAM Systems, Inc. *	13	2,156
Gartner, Inc. *	17	7,258
GoDaddy, Inc., Class A *	32	5,726
International Business Machines Corp.	208	51,755
VeriSign, Inc. *	18	4,649
		126,716
Leisure Products — 0.0% ^
Hasbro, Inc.	29	1,815
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	64	7,512
Bio-Techne Corp.	36	2,086
Charles River Laboratories International, Inc. *	12	1,733
Danaher Corp.	144	29,533
IQVIA Holdings, Inc. *	38	6,639

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Mettler-Toledo International, Inc. *	5	5,560
Revvity, Inc.	27	2,898
Thermo Fisher Scientific, Inc.	86	42,843
Waters Corp. *	13	4,926
West Pharmaceutical Services, Inc.	16	3,650
		107,380
Machinery — 1.6%
Caterpillar, Inc.	107	35,480
Cummins, Inc.	31	9,700
Deere & Co.	57	26,759
Dover Corp.	31	5,427
Fortive Corp.	77	5,620
IDEX Corp.	17	3,085
Illinois Tool Works, Inc.	60	14,910
Ingersoll Rand, Inc.	91	7,258
Nordson Corp.	12	2,463
Otis Worldwide Corp.	89	9,211
PACCAR, Inc.	118	11,494
Parker-Hannifin Corp.	29	17,618
Pentair plc	37	3,254
Snap-on, Inc.	12	3,974
Stanley Black & Decker, Inc.	35	2,668
Westinghouse Air Brake Technologies Corp.	38	6,974
Xylem, Inc.	55	6,533
		172,428
Media — 0.5%
Charter Communications, Inc., Class A *	22	8,007
Comcast Corp., Class A	849	31,327
Fox Corp., Class A	49	2,776
Fox Corp., Class B	30	1,565
Interpublic Group of Cos., Inc. (The)	84	2,277
News Corp., Class A	85	2,316
News Corp., Class B	25	764
Omnicom Group, Inc.	44	3,667
Paramount Global, Class B (b)	134	1,602
		54,301
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	323	12,247
Newmont Corp.	256	12,372
Nucor Corp.	53	6,361
Steel Dynamics, Inc.	32	3,986
		34,966
Multi-Utilities — 0.7%
Ameren Corp.	61	6,100
CenterPoint Energy, Inc.	147	5,315

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
CMS Energy Corp.	67	5,052
Consolidated Edison, Inc.	78	8,624
Dominion Energy, Inc.	189	10,602
DTE Energy Co.	47	6,450
NiSource, Inc.	106	4,241
Public Service Enterprise Group, Inc.	112	9,230
Sempra	142	10,174
WEC Energy Group, Inc.	71	7,793
		73,581
Office REITs — 0.0% ^
BXP, Inc.	33	2,201
Oil, Gas & Consumable Fuels — 3.4%
APA Corp.	83	1,750
Chevron Corp.	376	62,935
ConocoPhillips	287	30,161
Coterra Energy, Inc.	166	4,791
Devon Energy Corp.	148	5,530
Diamondback Energy, Inc.	42	6,725
EOG Resources, Inc.	127	16,236
EQT Corp.	134	7,176
Expand Energy Corp.	48	5,270
Exxon Mobil Corp.	980	116,533
Hess Corp.	62	9,938
Kinder Morgan, Inc.	435	12,414
Marathon Petroleum Corp.	71	10,363
Occidental Petroleum Corp.	152	7,507
ONEOK, Inc.	140	13,857
Phillips 66	93	11,479
Targa Resources Corp.	49	9,840
Texas Pacific Land Corp.	4	5,619
Valero Energy Corp.	71	9,412
Williams Cos., Inc. (The)	275	16,398
		363,934
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	145	6,297
Southwest Airlines Co.	133	4,480
United Airlines Holdings, Inc. *	74	5,112
		15,889
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	53	3,479
Kenvue, Inc.	431	10,349
		13,828
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	457	27,860
Eli Lilly & Co.	177	146,484

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Johnson & Johnson	542	89,877
Merck & Co., Inc.	569	51,111
Pfizer, Inc.	1,276	32,324
Viatris, Inc.	269	2,340
Zoetis, Inc.	101	16,596
		366,592
Professional Services — 0.7%
Automatic Data Processing, Inc.	92	27,982
Broadridge Financial Solutions, Inc.	26	6,387
Dayforce, Inc. *	36	2,088
Equifax, Inc.	28	6,798
Jacobs Solutions, Inc.	27	3,334
Leidos Holdings, Inc.	29	3,984
Paychex, Inc.	72	11,129
Paycom Software, Inc.	11	2,316
Verisk Analytics, Inc.	32	9,460
		73,478
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	66	8,701
CoStar Group, Inc. *	95	7,516
		16,217
Residential REITs — 0.3%
AvalonBay Communities, Inc.	32	6,863
Camden Property Trust	24	2,937
Equity Residential	77	5,506
Essex Property Trust, Inc.	15	4,435
Invitation Homes, Inc.	128	4,469
Mid-America Apartment Communities, Inc.	26	4,410
UDR, Inc.	68	3,061
		31,681
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,698
Kimco Realty Corp.	153	3,249
Realty Income Corp.	197	11,428
Regency Centers Corp.	37	2,710
Simon Property Group, Inc.	69	11,466
		30,551
Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices, Inc. *	365	37,476
Analog Devices, Inc.	112	22,521
Applied Materials, Inc.	183	26,548
Broadcom, Inc.	1,055	176,657
Enphase Energy, Inc. *	30	1,850
First Solar, Inc. *	24	3,047
Intel Corp.	975	22,135

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
KLA Corp.	30	20,334
Lam Research Corp.	289	21,006
Microchip Technology, Inc.	121	5,861
Micron Technology, Inc.	251	21,792
Monolithic Power Systems, Inc.	11	6,243
NVIDIA Corp.	5,512	597,458
NXP Semiconductors NV (China)	57	10,873
ON Semiconductor Corp. *	95	3,860
QUALCOMM, Inc.	249	38,242
Skyworks Solutions, Inc.	36	2,338
Teradyne, Inc.	36	3,028
Texas Instruments, Inc.	205	36,823
		1,058,092
Software — 9.7%
Adobe, Inc. *	98	37,581
ANSYS, Inc. *	20	6,231
Autodesk, Inc. *	48	12,670
Cadence Design Systems, Inc. *	62	15,701
Crowdstrike Holdings, Inc., Class A *	56	19,548
Fair Isaac Corp. *	6	10,136
Fortinet, Inc. *	143	13,784
Gen Digital, Inc.	122	3,240
Intuit, Inc.	63	38,686
Microsoft Corp.	1,673	628,165
Oracle Corp.	365	51,053
Palantir Technologies, Inc., Class A *	461	38,943
Palo Alto Networks, Inc. *	149	25,432
PTC, Inc. *	27	4,197
Roper Technologies, Inc.	24	14,231
Salesforce, Inc.	216	57,810
ServiceNow, Inc. *	46	36,917
Synopsys, Inc. *	35	14,922
Tyler Technologies, Inc. *	10	5,601
Workday, Inc., Class A *	48	11,249
		1,046,097
Specialized REITs — 1.0%
American Tower Corp.	105	22,888
Crown Castle, Inc.	98	10,197
Digital Realty Trust, Inc.	71	10,206
Equinix, Inc.	22	17,864
Extra Space Storage, Inc.	48	7,086
Iron Mountain, Inc.	66	5,689
Public Storage	36	10,617
SBA Communications Corp.	24	5,325

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
VICI Properties, Inc.	237	7,740
Weyerhaeuser Co.	163	4,782
		102,394
Specialty Retail — 1.9%
AutoZone, Inc. *	4	14,405
Best Buy Co., Inc.	44	3,224
CarMax, Inc. *	35	2,698
Home Depot, Inc. (The)	224	81,948
Lowe's Cos., Inc.	127	29,644
O'Reilly Automotive, Inc. *	13	18,536
Ross Stores, Inc.	74	9,490
TJX Cos., Inc. (The)	253	30,821
Tractor Supply Co.	120	6,625
Ulta Beauty, Inc. *	10	3,826
Williams-Sonoma, Inc.	28	4,381
		205,598
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	3,381	751,115
Dell Technologies, Inc., Class C	70	6,401
Hewlett Packard Enterprise Co.	296	4,562
HP, Inc.	211	5,845
NetApp, Inc.	46	4,020
Seagate Technology Holdings plc	48	4,048
Super Micro Computer, Inc. * (b)	113	3,881
Western Digital Corp. *	78	3,165
		783,037
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	34	3,820
Lululemon Athletica, Inc. *	25	7,138
NIKE, Inc., Class B	266	16,879
Ralph Lauren Corp.	9	1,982
Tapestry, Inc.	47	3,281
		33,100
Tobacco — 0.7%
Altria Group, Inc.	381	22,898
Philip Morris International, Inc.	350	55,554
		78,452
Trading Companies & Distributors — 0.3%
Fastenal Co.	129	10,010
United Rentals, Inc.	15	9,212
WW Grainger, Inc.	10	9,855
		29,077
Water Utilities — 0.1%
American Water Works Co., Inc.	44	6,472

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	108	28,789
Total Common Stocks (Cost $4,248,444)		10,703,983
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.21% (c) (d) (Cost $150,094)	150,094	150,094
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d) (Cost $5,081)	5,081	5,081
Total Short-Term Investments (Cost $155,175)		155,175
Total Investments — 101.0% (Cost $4,403,629)		10,859,168
Liabilities in Excess of Other Assets — (1.0)%		(109,759)
NET ASSETS — 100.0%		10,749,409

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $4,996.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	155	06/20/2025	USD	43,840	(107)

Abbreviations
USD	United States Dollar

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$10,703,983	$—	$—	$10,703,983
Rights	—	—	10	10
Short-Term Investments
Investment Companies	150,094	—	—	150,094
Investment of Cash Collateral from Securities Loaned	5,081	—	—	5,081
Total Short-Term Investments	155,175	—	—	155,175
Total Investments in Securities	$10,859,158	$—	$10	$10,859,168

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(107)	$—	$—	$(107)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$130,535	$12,487	$16,031	$3,659	$23,740	$154,390	629	$2,325	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)	10,453	125,402	130,775	1	—	5,081	5,081	285	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (b) (c)	2,022	19,657	21,679	—	—	—	—	23	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.21% (b) (c)	31,098	580,370	461,374	—	—	150,094	150,094	1,047	—
Total	$174,108	$737,916	$629,859	$3,660	$23,740	$309,565		$3,680	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.